Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 4,344	$ 3,461
Less: accumulated depreciation	(2,063)	(1,847)
Total property, plant and equipment, net	2,281	1,614
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	858	658
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	1,329	1,324
Testing Equipment [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	379	313
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	796	765
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	565
Furniture And Fixtures [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	401	401
Software [Member]
Property Plant And Equipment [Line Items]
Total property, plant and equipment	$ 16